Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments And Other Current Assets
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

	As of December 31,
	2022	2023
	RMB	RMB
Government grants receivable (1)	1,393,658	1,279,838
Funds receivable from third party payment channels	129,325	129,224
Advance to suppliers	81,530	291,413
Interest receivable	248,541	158,197
VAT recoverable and prepaid income taxes	145,423	127,097
Others	35,950	64,011

Total	2,034,427	2,049,780

(1)	Government grants receivable represents the government grants from local governments to incentivize the freight brokerage service.